Income taxes - Summary of Income Tax Expense (Recovery) Attributable to Geographical Jurisdiction (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ (86,498)	$ 19,383
Turkey [member]
Disclosure of geographical areas [line items]
Income tax expense (recovery)	45,238	30,139
Greece [member]
Disclosure of geographical areas [line items]
Income tax expense (recovery)	(129,213)	(4,598)
Brazil [member]
Disclosure of geographical areas [line items]
Income tax expense (recovery)	3,608	(1,087)
Canada [member]
Disclosure of geographical areas [line items]
Income tax expense (recovery)	(3,415)	2,960
Romania [member]
Disclosure of geographical areas [line items]
Income tax expense (recovery)	(2,716)	(8,026)
Other jurisdictions [member]
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 0	$ (5)